Trade payables	12 Months Ended
Mar. 31, 2025
Trade payables [Abstract]
TRADE PAYABLES

NOTE 12 — TRADE PAYABLES

Trade payables consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Trade payables due to related parties	$2,525,892	$3,036,901
Trade payables – others	3,904,446	5,345,807
Employee related payables	40,537	47,446
Total	$6,470,875	$8,430,154